Schedule of Weighted Average Assumptions Used in Determining the Fair Value (Details) - $ / shares				1 Months Ended	9 Months Ended			12 Months Ended
	Nov. 30, 2022	Nov. 01, 2022	Oct. 25, 2022	Nov. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility					94.10%	83.00%		83.00%	99.20%
Risk-free interest rate					4.00%	3.90%		3.90%	3.80%
Expected term (in years)					5 years 8 months 12 days	5 years		5 years	6 years
Expected dividend yield
Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility			28.10%			95.00%	79.30%		79.30%	75.10%
Risk-free interest rate			4.00%			3.47%	4.66%		4.66%	1.81%
Expected term (in years)			1 month 28 days			5 years 3 months 18 days	1 year		1 year	7 years
Expected dividend yield						0.00%	0.00%		0.00%	0.00%
Stock Price						$ 0.08			$ 0.08
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility	86.50%			86.50%		85.20%	90.30%		95.30%	81.00%
Risk-free interest rate	4.53%			4.53%		3.88%	4.89%		4.23%	4.16%
Expected dividend yield
Stock Price						$ 0.18	$ 0.12		$ 0.18	$ 4.19
Discount related to the probability of timely filing all SEC documents and meeting the NASDAQ listing requirements						81.00%	2.50%		2.50%	0.30%
Peak Bio, Inc. [Member] | Private Placement Warrants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility		6.85%				96.00%			84.00%	30.00%
Risk-free interest rate		4.27%				3.58%			4.01%	3.99%
Expected term (in years)		5 years				3 years 1 month 2 days			3 years 10 months 2 days	4 years 10 months 2 days
Expected dividend yield		0.00%				0.00%			0.00%	0.00%
April 2023 Convertible Note Warrants and Private Placement Warrants [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility						72.80%			72.80%
Risk-free interest rate						3.51%			3.51%
Expected term (in years)						5 years			5 years
Expected dividend yield						0.00%			0.00%
April 2023 Conversion Feature Liability [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility						66.50%			66.50%
Risk-free interest rate						4.94%			4.94%
Expected term (in years)						6 months			6 months
Expected dividend yield						0.00%			0.00%
April 2023 Convertible Note Warrants [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility						74.90%			74.90%
Risk-free interest rate						4.65%			4.65%
Expected term (in years)						4 years 5 months 26 days			4 years 5 months 26 days
Expected dividend yield						0.00%			0.00%
April 2023 Conversion Feature Liability Related To Convertible Notes [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected term (in years)									29 days
Stock Price									$ 0.18
April 2023 Conversion Feature Liability 1 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility									73.70%
Risk-free interest rate									4.68%
Expected dividend yield
April 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility									73.70%
Risk-free interest rate									4.68%
Expected term (in years)									29 days
Expected dividend yield
Stock Price									$ 0.18
Private Placement Warrants [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility						96.00%	45.50%		84.00%	30.00%
Risk-free interest rate						3.58%	4.12%		4.01%	3.99%
Expected term (in years)						3 years 1 month 2 days	4 years 4 months 2 days		3 years 10 months 2 days	4 years 10 months 2 days
Expected dividend yield
Stock Price						$ 0.18	$ 0.83		$ 0.18	$ 4.19